Expense Example {- Fidelity Advisor Freedom® 2035 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-18 - Fidelity Advisor Freedom® 2035 Fund	May 28, 2022 USD ($)
Class A
Expense Example:
1 year	$ 667
3 years	860
5 years	1,065
10 years	1,636
Class M
Expense Example:
1 year	469
3 years	717
5 years	981
10 years	1,716
Class C
Expense Example:
1 year	274
3 years	535
5 years	917
10 years	1,771
Class I
Expense Example:
1 year	72
3 years	223
5 years	384
10 years	829
Class Z
Expense Example:
1 year	63
3 years	194
5 years	333
10 years	$ 723